MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY      TWO WORLD TRADE CENTER NEW
FUND                                              YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS JULY 31, 1999

DEAR SHAREHOLDER:

We are pleased to present Morgan Stanley Dean Witter Aggressive Equity Fund's first annual report to shareholders. The Fund, which commenced operations on February 24, 1999, seeks capital growth.

MARKET OVERVIEW

Over the course of the first half of 1999, the economic outlook changed and consequently so did the market leadership. The year began much as 1998 ended, with expectations for modest, below-trend global economic growth accompanied by a continued deceleration of inflation. Against this backdrop, the same growth stocks that led in 1998 (financials, retail, Internet and technology) outperformed in early 1999.

By the second quarter, however, expectations began to change as it became evident that first-quarter U.S. economic and profit growth had been much stronger than expected. Also, economies in non-Japan Asia were rebounding much more quickly and strongly than anticipated. In Europe, evidence began to build that the consumer economy there was gradually reviving. Given all these developments, investors began to lift their global growth assumptions. Responding to these upward revisions in global economic expectations, commodity indexes moved upward for the first time in several years, pulling interest rates up with them. The sum total of these events led to a rotation in sector leadership away from more expensively priced domestic growth stocks to more globally exposed value and economically sensitive stocks.

Another major development in the second quarter of 1999 was a turnaround in the performance of small- and mid-sized companies. These stocks began to soar as it became evident that global earnings had bottomed out. Historically, when this inflection point has been reached, small- and mid-capitalization stocks outperform both in terms of earnings and price appreciation.

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
LETTER TO THE SHAREHOLDERS JULY 31, 1999, CONTINUED

PERFORMANCE AND PORTFOLIO STRATEGY

From its inception through July 31, 1999, Morgan Stanley Dean Witter Aggressive Equity Fund's Class A, B, C and D shares returned 8.70 percent, 8.40 percent,
8.40 percent and 8.90 percent, respectively. For the same period, the Standard & Poor's 500 Composite Stock Price Index (S&P 500) returned 6.69 percent, while the Lipper Capital Appreciation Funds Index returned 10.81 percent. Performance of the Fund's four share classes varies because of differing expenses.

The Fund's performance was driven by its sector rotation approach. The Fund's portfolio management team looks to capitalize on change by overweighting sectors that are best positioned to show above-average earnings growth, relative to the S&P 500. Early in the year, the focus of the Fund was domestically oriented growth industries. At that time the U.S. economy was by far the strongest major economy in the world and the portfolio was tilted to industries and companies that would best stand to benefit more from domestic trends. Major sector emphases included beneficiaries of decelerating inflation and falling interest rates, which stimulated consumer spending. Sectors emphasized included interest-related industries (e.g., banks, brokers, miscellaneous financials, life insurance, autos, consumer electronics, retailing and restaurants), selective technology groups (e.g., high growth, noncommodity groups like the Internet, communication equipment and select semiconductor stocks), domestic industries with internal growth drivers (e.g., radio, cable companies, broadcasters and satellite companies) and steady growth industries (e.g., drugs, domestic and foreign wireless and wireline telephone companies).

In the second quarter, the portfolio was broadened to include industries with greater global exposure and economic sensitivity, given growing signs of economic revival abroad and continued strength on the domestic front. Industries sold or reduced in order to fund purchases in more economically sensitive and globally exposed groups included banks, autos, drugs, cable, consumer staples and miscellaneous financials. Cyclical and industrial groups added or expanded included basic cyclicals, capital goods, energy and energy services, semiconductors and semiconductor equipment.

Additionally, the Fund was broadened out in terms of its capitalization mix. The portfolio moved from primarily having a concentration in large-capitalization issues to more of a blend of large-, medium-and small-sized companies.

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
LETTER TO THE SHAREHOLDERS JULY 31, 1999, CONTINUED

LOOKING AHEAD

We believe that the global economy will rebound to a more normalized rate of growth over the next 18 months. This should occur as economies in emerging markets and Japan increasingly stabilize and move ahead. Likewise, we believe that the European bloc will work its way back to precontagion growth rates driven by an improvement in exports and a revival in consumer spending. The Fund has positioned itself for this global acceleration with purchases in the technology, industrial and basic cyclical sectors. U.S. domestic growth, while likely to slow from its previous torrid pace, is expected to remain solid. Fund positions in media, retail, health care, consumer electronics, business services and select financial stocks should benefit from this domestic outlook. As global earnings accelerate over the next 12 to 18 months, we expect to tilt the Fund's capitalization mix gradually in favor of mid- and small-sized companies.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is the President and Chief Operating Officer of Asset Management for Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's investment manager. He also serves as Chairman, Chief Executive Officer and Director of the Fund's distributor and transfer agent.

We appreciate your ongoing support of Morgan Stanley Dean Witter Aggressive Equity Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO           /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO               MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                PRESIDENT

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY
FUND
FUND PERFORMANCE JULY 31, 1999

                                    AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------------------
                   CLASS A*                                             CLASS B+
-----------------------------------------------      -----------------------------------------------
PERIOD ENDED 7/31/99                                 PERIOD ENDED 7/31/99
-------------------------                            -------------------------
Since Inception (2/24/99)    8.70%(1)     2.99%(2)   Since Inception (2/24/99)    8.40%(1)     3.40%(2)

                   CLASS C++                                             CLASS D++
-----------------------------------------------       -----------------------------------------------
PERIOD ENDED 7/31/99                                  PERIOD ENDED 7/31/99
-------------------------                             -------------------------
Since Inception (2/24/99)    8.40%(1)     7.40%(2)    Since Inception (2/24/99)   8.90%(1)

 PAST PERFORMANCE IS NOT PREDICATIVE OF FUTURE RETURNS.
------------------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*  The maximum front-end sales charge for Class A is 5.25%.
+ The maximum CDSC for Class B is 5.0%. The CDSC declines to 0% after six years.
++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
++  Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1999

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (90.1%)
           ADVERTISING (1.5%)
 137,000   Interpublic Group of Companies, Inc....................................................  $  5,754,000
  77,000   Omnicom Group, Inc.....................................................................     5,457,375
                                                                                                    ------------
                                                                                                      11,211,375
                                                                                                    ------------
           AEROSPACE (0.4%)
  44,000   United Technologies Corp...............................................................     2,934,250
                                                                                                    ------------
           AIRLINES (0.7%)
 285,000   Southwest Airlines Co..................................................................     5,272,500
                                                                                                    ------------
           ALCOHOLIC BEVERAGES (0.7%)
  18,000   LVMH-Moet Hennessy Louis Vuitton (France)..............................................     5,115,919
                                                                                                    ------------
           ALUMINUM (0.7%)
  90,000   Alcoa Inc..............................................................................     5,388,750
                                                                                                    ------------
           APPAREL (0.5%)
  60,000   Jones Apparel Group, Inc.*.............................................................     1,972,500
  60,000   Tommy Hilfiger Corp.*..................................................................     2,216,250
                                                                                                    ------------
                                                                                                       4,188,750
                                                                                                    ------------
           AUTO PARTS: O.E.M. (0.3%)
  22,000   Eaton Corp.............................................................................     2,176,625
                                                                                                    ------------
           BEVERAGES - NON-ALCOHOLIC (0.1%)
  58,000   Pepsi Bottling Group, Inc..............................................................     1,370,250
                                                                                                    ------------
           BIOTECHNOLOGY (4.0%)
  49,500   Amgen Inc.*............................................................................     3,805,312
  76,000   Biogen, Inc.*..........................................................................     5,225,000
 140,000   Cephalon, Inc.*........................................................................     2,625,000
 150,000   COR Therapeutics, Inc.*................................................................     2,990,625
  50,500   Genentech, Inc.*.......................................................................     7,171,000
  36,000   IDEC Pharmaceuticals Corp.*............................................................     3,566,250
  70,000   MedImmune, Inc.*.......................................................................     5,578,125
                                                                                                    ------------
                                                                                                      30,961,312
                                                                                                    ------------
           BOOKS/MAGAZINES (0.6%)
 140,000   Reader's Digest Assoc., Inc. (Class A).................................................     4,873,750
                                                                                                    ------------
           BROADCASTING (3.0%)
 160,000   CBS Corp.*.............................................................................     7,030,000
  80,000   Clear Channel Communications, Inc.*....................................................     5,565,000
  60,000   Grupo Televisa S.A. (GDR) (Mexico)*....................................................     2,295,000
  50,000   Hispanic Broadcasting Corp.*...........................................................     3,556,250

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
  65,000   Univision Communications, Inc. (Class A)*..............................................  $  4,501,250
                                                                                                    ------------
                                                                                                      22,947,500
                                                                                                    ------------
           BUILDING MATERIALS/DIY CHAINS (0.7%)
  89,000   Home Depot, Inc. (The).................................................................     5,679,312
                                                                                                    ------------
           CABLE TELEVISION (2.1%)
  26,000   Canal Plus (France)....................................................................     1,830,020
  45,000   Century Communications Corp. (Class A)*................................................     1,999,687
  55,000   Comcast Corp. (Class A Special)........................................................     2,117,500
  86,000   EchoStar Communications Corp. (Class A)*...............................................     5,869,500
  59,000   Insight Communications Co., Inc.*......................................................     1,758,937
   7,800   Sogecable, S.A. (Spain)*...............................................................       220,020
 544,000   Telewest Communications PLC (United Kingdom)*..........................................     2,346,375
                                                                                                    ------------
                                                                                                      16,142,039
                                                                                                    ------------
           CASINO/GAMBLING (0.3%)
  50,000   MGM Grand, Inc.*.......................................................................     2,259,375
                                                                                                    ------------
           CELLULAR TELEPHONE (2.3%)
 140,000   Nextel Communications, Inc. (Class A)*.................................................     7,490,000
     448   NTT Mobile Communication Network, Inc. (Japan).........................................     6,964,541
  40,300   Sprint Corp. (PCS Group)*..............................................................     2,443,187
  15,000   Western Wireless Corp. (Class A)*......................................................       523,125
                                                                                                    ------------
                                                                                                      17,420,853
                                                                                                    ------------
           CLOTHING/SHOE/ACCESSORY STORES (0.8%)
  50,000   Abercrombie & Fitch Co. (Class A)*.....................................................     2,075,000
  37,700   Intimate Brands, Inc...................................................................     1,623,456
 185,000   Next PLC (United Kingdom)..............................................................     2,039,847
                                                                                                    ------------
                                                                                                       5,738,303
                                                                                                    ------------
           COMPUTER COMMUNICATIONS (2.4%)
  17,000   Applied Micro Circuits Corp.*..........................................................     1,593,750
 215,000   Cisco Systems, Inc.* **................................................................    13,356,875
  21,200   Juniper Networks, Inc.*................................................................     3,434,400
                                                                                                    ------------
                                                                                                      18,385,025
                                                                                                    ------------
           COMPUTER HARDWARE (0.2%)
  23,700   Gateway Inc.*..........................................................................     1,805,644
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMPUTER SOFTWARE (5.1%)
  10,000   BackWeb Technologies Ltd. (Israel)*....................................................  $    256,250
  70,000   Citrix Systems, Inc.*..................................................................     3,635,625
 170,000   Microsoft Corp.* **....................................................................    14,577,500
 135,000   Oracle Corp.*..........................................................................     5,138,437
 130,000   Siebel Systems, Inc.*..................................................................     7,661,875
  14,000   TIBCO Software Inc.*...................................................................       415,625
 126,000   Veritas Software Corp.*................................................................     7,103,250
                                                                                                    ------------
                                                                                                      38,788,562
                                                                                                    ------------
           COMPUTER/VIDEO CHAINS (2.2%)
  80,000   Best Buy Co., Inc.*....................................................................     5,970,000
 120,000   Circuit City Stores, Inc. - Circuit City Group.........................................     5,670,000
 100,000   Tandy Corp.............................................................................     5,131,250
                                                                                                    ------------
                                                                                                      16,771,250
                                                                                                    ------------
           CONSTRUCTION/AGRICULTURAL EQUIPMENT/TRUCKS (0.2%)
   7,000   Astec Industries, Inc.*................................................................       236,250
  40,000   Manitowoc Co., Inc.....................................................................     1,662,500
                                                                                                    ------------
                                                                                                       1,898,750
                                                                                                    ------------
           CONSUMER ELECTRONICS/APPLIANCES (1.2%)
  74,000   Sony Corp. (ADR) (Japan)...............................................................     9,263,875
                                                                                                    ------------
           CONSUMER SPECIALTIES (0.5%)
   4,600   The Swatch Group AG (Switzerland)......................................................     3,594,232
                                                                                                    ------------
           CONTAINERS/PACKAGING (0.5%)
  60,000   Temple-Inland, Inc.....................................................................     3,795,000
                                                                                                    ------------
           CONTRACT DRILLING (1.0%)
 115,500   ENSCO International Inc................................................................     2,360,531
 291,500   Rowan Companies, Inc.*.................................................................     5,483,844
                                                                                                    ------------
                                                                                                       7,844,375
                                                                                                    ------------
           DEPARTMENT STORES (0.3%)
  50,500   Federated Department Stores, Inc.*.....................................................     2,591,281
                                                                                                    ------------
           DISCOUNT CHAINS (1.2%)
  57,000   Ames Department Stores, Inc.*..........................................................     2,322,750
  60,000   Dollar General Corp....................................................................     1,586,250
 115,000   Wal-Mart Stores, Inc...................................................................     4,858,750
                                                                                                    ------------
                                                                                                       8,767,750
                                                                                                    ------------
           DIVERSIFIED COMMERCIAL SERVICES (0.9%)
  48,000   CheckFree Holdings Corp.*..............................................................     1,419,000
  60,000   Concord EFS, Inc.*.....................................................................     2,036,250

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
  54,600   SABRE Group Holdings, Inc.*............................................................  $  3,429,562
                                                                                                    ------------
                                                                                                       6,884,812
                                                                                                    ------------
           DIVERSIFIED ELECTRONIC PRODUCTS (1.8%)
 216,000   Hitachi Ltd. (Japan)...................................................................     2,178,865
  33,000   Honeywell, Inc.........................................................................     3,953,812
  38,000   JDS Uniphase Corp.*....................................................................     3,434,250
  70,000   Rockwell International Corp............................................................     4,116,875
                                                                                                    ------------
                                                                                                      13,683,802
                                                                                                    ------------
           DIVERSIFIED FINANCIAL SERVICES (1.5%)
  37,200   American Express Co....................................................................     4,901,100
  85,000   Citigroup Inc..........................................................................     3,787,812
  41,100   Equitable Companies, Inc...............................................................     2,640,675
                                                                                                    ------------
                                                                                                      11,329,587
                                                                                                    ------------
           DIVERSIFIED MANUFACTURING (2.3%)
  70,000   AlliedSignal, Inc......................................................................     4,528,125
  49,000   Mannesmann AG (Germany)................................................................     7,453,784
  21,000   Minnesota Mining & Manufacturing Co....................................................     1,846,687
  40,000   Tyco International Ltd. (Bermuda)*.....................................................     3,907,500
                                                                                                    ------------
                                                                                                      17,736,096
                                                                                                    ------------
           E.D.P. PERIPHERALS (1.4%)
 120,000   EMC Corp.*.............................................................................     7,267,500
  54,000   Lexmark International Group, Inc. (Class A)*...........................................     3,402,000
                                                                                                    ------------
                                                                                                      10,669,500
                                                                                                    ------------
           E.D.P. SERVICES (1.0%)
 148,000   First Data Corp........................................................................     7,335,250
                                                                                                    ------------
           ELECTRIC UTILITIES (1.1%)
  80,000   AES Corp. (The)*.......................................................................     4,800,000
  43,000   Calpine Corp.*.........................................................................     3,233,062
                                                                                                    ------------
                                                                                                       8,033,062
                                                                                                    ------------
           ELECTRONIC COMPONENTS (0.5%)
  46,000   SanDisk Corp.*.........................................................................     3,513,250
                                                                                                    ------------
           ELECTRONIC DATA PROCESSING (0.2%)
  35,000   Unisys Corp.*..........................................................................     1,428,437
                                                                                                    ------------
           ELECTRONIC PRODUCTION EQUIPMENT (3.7%)
 155,000   Amkor Technology, Inc.*................................................................     2,373,438
 211,000   Applied Materials, Inc.*...............................................................    15,165,625
  80,000   ASM Lithography Holding NV (Netherlands)*..............................................     4,808,686
  77,000   Teradyne, Inc.*........................................................................     5,741,313
                                                                                                    ------------
                                                                                                      28,089,062
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           FINANCE COMPANIES (1.3%)
  34,600   Capital One Financial Corp.............................................................  $  1,604,575
 121,700   MBNA Corp..............................................................................     3,468,450
  29,000   NextCard, Inc.*........................................................................     1,047,625
   5,000   Shohkoh Fund & Co., Ltd. (Japan).......................................................     3,711,790
                                                                                                    ------------
                                                                                                       9,832,440
                                                                                                    ------------
           FLUID CONTROLS (0.1%)
  21,800   Parker-Hannifin Corp...................................................................     1,028,688
                                                                                                    ------------
           FOREST PRODUCTS (0.8%)
 128,000   Georgia-Pacific Group..................................................................     5,752,000
                                                                                                    ------------
           GENERIC DRUGS (0.5%)
 105,000   Alpharma Inc. (Class A)................................................................     3,898,125
                                                                                                    ------------
           HOTELS/RESORTS (0.6%)
 100,000   Four Seasons Hotels, Inc. (Canada).....................................................     4,587,500
                                                                                                    ------------
           INDUSTRIAL MACHINERY/COMPONENTS (0.5%)
  40,000   Illinois Tool Works Inc................................................................     2,972,500
   9,500   Ingersoll-Rand Co......................................................................       610,969
                                                                                                    ------------
                                                                                                       3,583,469
                                                                                                    ------------
           INTERNET SERVICES (0.4%)
   3,800   Ask Jeeves, Inc.*......................................................................       165,775
   6,400   Commerce One, Inc.*....................................................................       318,400
  15,000   Engage Technologies, Inc...............................................................       517,500
  25,000   RealNetworks, Inc.*....................................................................     1,907,813
   5,000   Vignette Corp.*........................................................................       320,000
                                                                                                    ------------
                                                                                                       3,229,488
                                                                                                    ------------
           INVESTMENT MANAGERS (0.1%)
  93,000   Amvescap PLC (United Kingdom)..........................................................       861,819
                                                                                                    ------------
           LIFE INSURANCE (0.3%)
   5,900   American General Corp..................................................................       456,513
  35,000   Lincoln National Corp..................................................................     1,750,000
                                                                                                    ------------
                                                                                                       2,206,513
                                                                                                    ------------
           MAJOR BANKS (0.8%)
  45,000   Chase Manhattan Corp...................................................................     3,459,375
  23,000   Morgan (J.P.) & Co., Inc...............................................................     2,941,125
                                                                                                    ------------
                                                                                                       6,400,500
                                                                                                    ------------
           MAJOR PHARMACEUTICALS (0.7%)
  77,000   Bristol-Myers Squibb Co................................................................     5,120,500
                                                                                                    ------------
           MAJOR U.S. TELECOMMUNICATIONS (1.4%)
 115,000   Bell Atlantic Corp.....................................................................     7,331,250
  20,000   MCI WorldCom, Inc.*....................................................................     1,650,000

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
  26,800   Sprint Corp. (FON Group)...............................................................  $  1,385,225
                                                                                                    ------------
                                                                                                      10,366,475
                                                                                                    ------------
           MANAGED HEALTH CARE (0.4%)
  48,000   United HealthCare Corp.................................................................     2,928,000
                                                                                                    ------------
           MEDIA CONGLOMERATES (1.4%)
 134,400   Fox Entertainment Group, Inc. (Series A)*..............................................     3,343,200
  41,500   Time Warner Inc........................................................................     2,988,000
 100,000   Viacom, Inc. (Class A)*................................................................     4,193,750
                                                                                                    ------------
                                                                                                      10,524,950
                                                                                                    ------------
           MEDICAL EQUIPMENT & SUPPLIES (0.8%)
  60,000   VISX, Inc.*............................................................................     6,067,500
                                                                                                    ------------
           MEDICAL SPECIALTIES (1.6%)
 120,200   Boston Scientific Corp.*...............................................................     4,875,613
  45,000   Guidant Corp...........................................................................     2,635,313
  40,000   Minimed, Inc.*.........................................................................     3,040,000
  38,800   St. Jude Medical, Inc.*................................................................     1,442,875
                                                                                                    ------------
                                                                                                      11,993,801
                                                                                                    ------------
           MILITARY/GOV'T/TECHNICAL (0.8%)
 110,000   General Motors Corp. (Class H)*........................................................     6,111,875
                                                                                                    ------------
           MOVIES/ENTERTAINMENT (0.6%)
 112,100   Premier Parks Inc.*....................................................................     4,336,869
                                                                                                    ------------
           MULTI-LINE INSURANCE (1.2%)
  60,000   American International Group, Inc......................................................     6,967,500
  22,000   CIGNA Corp.............................................................................     1,940,125
                                                                                                    ------------
                                                                                                       8,907,625
                                                                                                    ------------
           NEWSPAPERS (0.4%)
  44,000   Gannett Co., Inc.......................................................................     3,179,000
                                                                                                    ------------
           OIL & GAS PRODUCTION (1.0%)
 187,000   Apache Corp............................................................................     7,935,813
                                                                                                    ------------
           OIL/GAS TRANSMISSION (1.6%)
  79,800   Dynegy Inc.............................................................................     1,915,200
  90,000   Enron Corp.............................................................................     7,666,875
  65,000   Williams Companies, Inc................................................................     2,734,063
                                                                                                    ------------
                                                                                                      12,316,138
                                                                                                    ------------
           OILFIELD SERVICES/EQUIPMENT (2.3%)
 110,000   Baker Hughes Inc.......................................................................     3,829,375
  60,000   BJ Services Co.*.......................................................................     1,833,750
  40,000   Halliburton Co.........................................................................     1,845,000
  61,000   Schlumberger, Ltd......................................................................     3,694,313

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
 160,300   Weatherford International, Inc.*.......................................................  $  6,281,756
                                                                                                    ------------
                                                                                                      17,484,194
                                                                                                    ------------
           OTHER CONSUMER SERVICES (0.2%)
  32,000   E-LOAN, Inc.*..........................................................................     1,242,000
                                                                                                    ------------
           OTHER PHARMACEUTICALS (0.5%)
  73,000   Biovail Corporation International (Canada)*............................................     4,101,688
                                                                                                    ------------
           OTHER SPECIALTY STORES (0.7%)
 100,000   Tiffany & Co...........................................................................     5,031,250
                                                                                                    ------------
           OTHER TELECOMMUNICATIONS (1.0%)
 123,000   COLT Telecom Group PLC (United Kingdom)................................................     2,780,256
  32,000   McLeodUSA, Inc. (Class A)*.............................................................       952,000
   6,000   NEXTLINK Communications, Inc. (Class A)*...............................................       669,000
  25,000   NTL Inc.*..............................................................................     2,596,875
  20,000   RCN Corp.*.............................................................................       833,750
                                                                                                    ------------
                                                                                                       7,831,881
                                                                                                    ------------
           PACKAGE GOODS/COSMETICS (1.1%)
  90,900   Colgate-Palmolive Co...................................................................     4,488,188
  82,400   Estee Lauder Companies, Inc. (Class A).................................................     3,919,150
                                                                                                    ------------
                                                                                                       8,407,338
                                                                                                    ------------
           PAPER (1.0%)
  80,200   International Paper Co.................................................................     4,100,225
  76,000   Willamette Industries, Inc.............................................................     3,420,000
                                                                                                    ------------
                                                                                                       7,520,225
                                                                                                    ------------
           RAILROADS (0.2%)
  26,100   Canadian National Railway Co. (Canada).................................................     1,748,700
                                                                                                    ------------
           RESTAURANTS (1.1%)
 120,000   Applebee's International, Inc..........................................................     3,757,500
 140,000   Outback Steakhouse, Inc.*..............................................................     4,663,750
                                                                                                    ------------
                                                                                                       8,421,250
                                                                                                    ------------
           SEMICONDUCTORS (7.1%)
  28,000   Broadcom Corp. (Class A)*..............................................................     3,372,250
  28,000   Conexant Systems, Inc.*................................................................     1,758,750
  81,000   Intel Corp.............................................................................     5,589,000
  57,000   Linear Technology Corp.................................................................     3,494,813
  41,200   LSI Logic Corp.*.......................................................................     2,072,875

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   5,700   Maker Communications, Inc.*............................................................  $    157,819
  60,000   Maxim Integrated Products, Inc.*.......................................................     3,840,000
  78,000   Microchip Technology Inc.*.............................................................     3,904,875
  92,000   Micron Technology, Inc.*...............................................................     5,715,500
  56,000   PMC - Sierra, Inc.*....................................................................     4,382,000
  40,000   STMicroelectronics NV (Netherlands)....................................................     2,858,235
  49,000   STMicroelectronics NV (Netherlands) (ADR)..............................................     3,454,500
  44,000   Texas Instruments, Inc.................................................................     6,336,000
  28,000   TriQuint Semiconductor, Inc.*..........................................................     1,158,500
  96,000   Xilinx, Inc.*..........................................................................     5,982,000
                                                                                                    ------------
                                                                                                      54,077,117
                                                                                                    ------------
           SHOE MANUFACTURING (0.2%)
 100,000   Madden (Steven), Ltd.*.................................................................     1,318,750
                                                                                                    ------------
           TELECOMMUNICATIONS (0.4%)
  43,000   Telefonos de Mexico S.A. (Series L) (ADR) (Mexico).....................................     3,246,500
                                                                                                    ------------
           TELECOMMUNICATIONS EQUIPMENT (8.2%)
  91,500   Comverse Technology, Inc.*.............................................................     6,913,969
  94,767   Ericsson (L.M.) Telefonaktiebolaqet (ADR) (Sweden).....................................     3,032,544
 146,500   General Instrument Corp.*..............................................................     6,647,438
  99,000   Motorola, Inc.**.......................................................................     9,033,750
  85,000   Nokia Corp. (ADR) (Finland)............................................................     7,230,313
  70,000   Nortel Networks Corp. (Canada).........................................................     6,203,750
  18,900   Paradyne Networks, Inc.................................................................       837,506
  59,000   QUALCOMM Inc.*.........................................................................     9,204,000
 112,000   RF Micro Devices, Inc.*................................................................     8,568,000
 129,500   Scientific-Atlanta, Inc................................................................     4,726,750
                                                                                                    ------------
                                                                                                      62,398,020
                                                                                                    ------------
           WIRELESS COMMUNICATIONS (0.9%)
 110,000   VoiceStream Wireless Corp.*............................................................     4,956,875
  40,000   WinStar Communications, Inc.*..........................................................     2,095,000
                                                                                                    ------------
                                                                                                       7,051,875
                                                                                                    ------------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $625,840,828).........................................................   686,939,341
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
           SHORT-TERM INVESTMENTS (13.4%)
           U.S. GOVERNMENT AGENCIES (a) (13.1%)
$ 50,000   Federal Home Loan Banks 4.97% due 08/02/99.............................................  $ 49,993,098
  50,000   Student Loan Marketing Assoc. 4.97% due 08/02/99.......................................    49,993,097
                                                                                                    ------------

           TOTAL U.S. GOVERNMENT AGENCIES
           (AMORTIZED COST $99,986,195)...........................................................    99,986,195
                                                                                                    ------------

           REPURCHASE AGREEMENT (0.3%)
   2,250   The Bank of New York 5.00% due 08/02/99 (dated 07/30/99; proceeds $2,250,931) (b)
             (IDENTIFIED COST $2,249,993).........................................................     2,249,993
                                                                                                    ------------

           TOTAL SHORT-TERM INVESTMENTS
           (IDENTIFIED COST $102,236,188).........................................................   102,236,188
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $728,077,016) (c)........................................................  103.5 %   789,175,529

LIABILITIES IN EXCESS OF OTHER ASSETS.....................................................   (3.5)    (26,794,045)
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 762,381,484
                                                                                            ------  -------------
                                                                                            ------  -------------


---------------------

ADR  American Depository Receipt.
GDR  Global Depository Receipt.
 *   Non-income producing security.
** Some or all of these securities are segregated in connection with open futures contracts.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $1,855,385 U.S. Treasury Bond 8.125% due 08/15/21 valued at $2,300,393.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $73,636,861 and the aggregate gross unrealized depreciation is $12,538,348, resulting in net unrealized appreciation of $61,098,513.

FUTURES CONTRACTS OPEN AT JULY 31, 1999:

NUMBER                            UNDERLYING
 OF     DESCRIPTION, DELIVERY    FACE AMOUNT   UNREALIZED
CONTRACTS      MONTH, AND YEAR     AT VALUE      GAIN
-------------------------------------------------------
      S&P 500 Futures
(475) September/1999             $(158,151,250) $4,697,725

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JULY 31, 1999:

CONTRACTS TO       IN       DELIVERY    UNREALIZED
  DELIVER     EXCHANGE FOR    DATE     DEPRECIATION
----------------------------------------------------
  GBP 1,952   $     3,165   08/03/99      $ (52)

CURRENCY ABBREVIATION:

GBP        British Pound.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1999

ASSETS:
Investments in securities, at value
  (identified cost $728,077,016)..............................................................  $789,175,529
Receivable for:
    Investments sold..........................................................................     5,067,690
    Shares of beneficial interest sold........................................................     2,605,509
    Variation margin..........................................................................     2,154,302
    Dividends.................................................................................       120,545
Deferred offering costs.......................................................................       110,654
Prepaid expenses and other assets.............................................................        77,924
                                                                                                ------------
     TOTAL ASSETS.............................................................................   799,312,153
                                                                                                ------------
LIABILITIES:
Payable for:
    Investments purchased.....................................................................    34,517,932
    Plan of distribution fee..................................................................       629,141
    Investment management fee.................................................................       487,596
    Shares of beneficial interest repurchased.................................................       338,811
Payable to bank...............................................................................       680,885
Accrued expenses and other payables...........................................................       276,304
                                                                                                ------------
     TOTAL LIABILITIES........................................................................    36,930,669
                                                                                                ------------
     NET ASSETS...............................................................................  $762,381,484
                                                                                                ------------
                                                                                                ------------
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $714,084,780
Net unrealized appreciation...................................................................    65,797,674
Net investment loss...........................................................................          (853)
Net realized loss.............................................................................   (17,500,117)
                                                                                                ------------
     NET ASSETS...............................................................................  $762,381,484
                                                                                                ------------
                                                                                                ------------
CLASS A SHARES:
Net Assets....................................................................................   $32,165,463
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     2,958,112
     NET ASSET VALUE PER SHARE................................................................        $10.87
                                                                                                ------------
                                                                                                ------------
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)........................................        $11.47
                                                                                                ------------
                                                                                                ------------
CLASS B SHARES:
Net Assets....................................................................................  $665,847,595
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    61,432,268
     NET ASSET VALUE PER SHARE................................................................        $10.84
                                                                                                ------------
                                                                                                ------------
CLASS C SHARES:
Net Assets....................................................................................   $64,052,723
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     5,909,665
     NET ASSET VALUE PER SHARE................................................................        $10.84
                                                                                                ------------
                                                                                                ------------
CLASS D SHARES:
Net Assets....................................................................................      $315,703
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        28,998
     NET ASSET VALUE PER SHARE................................................................        $10.89
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE PERIOD FEBRUARY 24, 1999* THROUGH JULY 31, 1999

NET INVESTMENT LOSS:

INCOME
Interest.......................................................................................  $ 1,746,496
Dividends (net of $23,195 foreign withholding tax).............................................    1,506,081
                                                                                                 -----------

     TOTAL INCOME..............................................................................    3,252,577
                                                                                                 -----------

EXPENSES
Plan of distribution fee (Class A shares)......................................................       30,722
Plan of distribution fee (Class B shares)......................................................    2,456,789
Plan of distribution fee (Class C shares)......................................................      251,537
Investment management fee......................................................................    2,124,190
Transfer agent fees and expenses...............................................................      452,340
Registration fees..............................................................................      231,341
Offering costs.................................................................................       84,447
Professional fees..............................................................................       51,591
Custodian fees.................................................................................       43,799
Shareholder reports and notices................................................................       18,729
Trustees' fees and expenses....................................................................        4,417
Other..........................................................................................        5,402
                                                                                                 -----------

     TOTAL EXPENSES............................................................................    5,755,304
                                                                                                 -----------

     NET INVESTMENT LOSS.......................................................................   (2,502,727)
                                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on:
    Investments................................................................................  (13,186,934)
    Futures contracts..........................................................................   (4,313,183)
    Foreign exchange transactions..............................................................         (853)
                                                                                                 -----------

     NET LOSS..................................................................................  (17,500,970)
                                                                                                 -----------
Net unrealized appreciation/depreciation on:
    Investments................................................................................   61,098,513
    Futures contracts..........................................................................    4,697,725
    Translation of forward foreign currency contracts, other assets and liabilities denominated
      in foreign currencies....................................................................        1,436
                                                                                                 -----------

     NET APPRECIATION..........................................................................   65,797,674
                                                                                                 -----------

     NET GAIN..................................................................................   48,296,704
                                                                                                 -----------

NET INCREASE...................................................................................  $45,793,977
                                                                                                 -----------
                                                                                                 -----------

---------------------

 *   Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                FOR THE
                                                                                                                PERIOD
                                                                                                               FEBRUARY
                                                                                                               24, 1999*
                                                                                                                THROUGH
                                                                                                               JULY 31,
                                                                                                                 1999
-------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss.........................................................................................  $(2,502,727)
Net realized loss...........................................................................................  (17,500,970)
Net unrealized appreciation.................................................................................  65,797,674
                                                                                                              -----------

     NET INCREASE...........................................................................................  45,793,977

Net increase from transactions in shares of beneficial interest.............................................  716,487,507
                                                                                                              -----------

     NET INCREASE...........................................................................................  762,281,484

NET ASSETS:
Beginning of period.........................................................................................     100,000
                                                                                                              -----------

     END OF PERIOD
    (INCLUDING A NET INVESTMENT LOSS OF $853)...............................................................  $762,381,484
                                                                                                              -----------
                                                                                                              -----------

---------------------

 *   Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Aggressive Equity Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth. The Fund seeks to achieve its objective by investing primarily in equity securities of companies that are covered by Morgan Stanley Dean Witter Equity Research. The Fund was organized as a Massachusetts business trust on October 29, 1997 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on February 24, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1999, CONTINUED

readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gains/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1999, CONTINUED

F. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirement of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

I. OFFERING COSTS -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of approximately $195,000 which will be reimbursed for the full amount thereof. Such expenses were deferred and are being amortized on the straight-line method over a period of approximately one year or less from the commencement of operations.

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1999, CONTINUED

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1999, CONTINUED

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $27,597,713 at July 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the period ended July 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended July 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $266, $445,078 and $42,044, respectively and received $153,880 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the period ended July 31, 1999 aggregated $1,629,058,963 and $990,031,202, respectively.

For the year ended July 31, 1999, the Fund incurred $61,201 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund. At July 31, 1999, the Fund's receivable for investments sold included unsettled trades with DWR of $557,233.

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1999, CONTINUED

For the year ended July 31, 1999, the Fund incurred brokerage commissions of $190,183 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 1999, the Fund had transfer agent fees and expenses payable of approximately $2,550.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                          FOR THE PERIOD
                                                                        FEBRUARY 24, 1999*
                                                                             THROUGH
                                                                          JULY 31, 1999
                                                                   ----------------------------
                                                                     SHARES          AMOUNT
                                                                   -----------   --------------
CLASS A SHARES
Sold.............................................................    3,567,692   $   36,584,656
Redeemed.........................................................     (612,080)      (6,566,789)
                                                                   -----------   --------------
Net increase - Class A...........................................    2,955,612       30,017,867
                                                                   -----------   --------------
CLASS B SHARES
Sold.............................................................   63,987,090      653,623,096
Redeemed.........................................................   (2,557,322)     (27,155,622)
                                                                   -----------   --------------
Net increase - Class B...........................................   61,429,768      626,467,474
                                                                   -----------   --------------
CLASS C SHARES
Sold.............................................................    6,546,680       66,475,636
Redeemed.........................................................     (639,515)      (6,749,672)
                                                                   -----------   --------------
Net increase - Class C...........................................    5,907,165       59,725,964
                                                                   -----------   --------------
CLASS D SHARES
Sold.............................................................       27,278          284,773
Redeemed.........................................................         (780)          (8,571)
                                                                   -----------   --------------
Net increase - Class D...........................................       26,498          276,202
                                                                   -----------   --------------
Net increase in Fund.............................................   70,319,043   $  716,487,507
                                                                   -----------   --------------
                                                                   -----------   --------------

---------------------

 *   Commencement of operations.

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1999, CONTINUED

6. FEDERAL INCOME TAX STATUS

Capital and foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital and foreign currency losses of approximately $5,705,000 and $1,000, respectively during fiscal 1999.

At July 31, 1999, the Fund had temporary book/tax differences primarily attributable to post-October losses, capital loss deferrals on wash sales and the mark-to-market of open futures contracts and permanent book/tax differences primarily attributable to a net operating loss and nondeductible expenses. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $2,502,727, net realized loss was credited $853 and net investment loss was credited $2,501,874.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Forward contracts and future contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At July 31, 1999, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions and outstanding index futures contracts.

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

                                             FOR THE PERIOD FEBRUARY 24, 1999*
                                                  THROUGH JULY 31, 1999**
                                     -------------------------------------------------
                                      CLASS A      CLASS B      CLASS C      CLASS D
                                       SHARES       SHARES       SHARES       SHARES
--------------------------------------------------------------------------------------

SELECTED PER SHARE DATA:

Net asset value, beginning of
 period............................  $    10.00   $    10.00   $    10.00   $    10.00
                                     ----------   ----------   ----------   ----------

Income (loss) from investment
 operations:

  Net investment loss..............       (0.01)       (0.04)       (0.04)      --

  Net realized and unrealized
 gain..............................        0.88         0.88         0.88         0.89
                                     ----------   ----------   ----------   ----------

Total income from investment
 operations........................        0.87         0.84         0.84         0.89
                                     ----------   ----------   ----------   ----------

Net asset value, end of period.....  $    10.87   $    10.84   $    10.84   $    10.89
                                     ----------   ----------   ----------   ----------
                                     ----------   ----------   ----------   ----------

TOTAL RETURN+ (1)..................        8.70%        8.40%        8.40%        8.90%

RATIOS TO AVERAGE NET ASSETS
(2)(3):
Expenses...........................        1.31%        2.06%        2.06%        1.06%

Net investment loss................       (0.16)%      (0.91)%      (0.91)%       0.09%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands.........................     $32,165     $665,848      $64,053         $316

Portfolio turnover rate (1)........         177%         177%         177%         177%

---------------------

 *   Commencement of operations.
** The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY
FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Aggressive Equity Fund (the "Fund") at July 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the period February 24, 1999 (commencement of operations) through July 31, 1999, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at July 31, 1999 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
SEPTEMBER 9, 1999

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Anita H. Kolleeny
Vice President

Michelle Kaufman
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND


[GRAPHIC]


ANNUAL REPORT
JULY 31, 1999